ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	57,499,910	57,499,910	8,259,345
Professional services	6,879,775	11,844,738	1,701,390
Staff cost related payables	4,245,967	9,851,024	1,415,011
Office expenses	3,377,709	3,543,495	508,991
Other payables	1,840,000	3,540,000	508,489
Utility fees	1,547,898	1,646,394	236,490
Product development services	892,216	906,906	130,269
Others	5,007,831	4,308,376	618,860
Total	81,291,306	93,140,843	13,378,845